Schedule of outstanding warrants (Details)	12 Months Ended
	Aug. 31, 2022 shares $ / shares	Aug. 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares	Aug. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Weighted-average exercise price, Outstanding, beginning		$ 8.96
Number of warrants, Issued in private placement of convertible debt | shares			224,719	224,719
Weighted-average exercise price, outstanding, ending				$ 8.96
Number of warrants, issued | shares	966,691	966,691
Liability Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning | shares	1,452,843	1,452,843	2,405,369	2,405,369	29,318	29,318
Weighted-average exercise price, Outstanding, beginning		$ 8.96		$ 9.60		$ 448.50
Number of warrants, Issued on conversion of convertible debt | shares			175,331	175,331
Weighted average exercise price, outstanding, Issued on conversion of convertible debt				$ 7.50
Number of warrants, Exercised | shares			(901,060)	(901,060)	(654,543)	(654,543)
Weighted average exercise price, Exercised				$ 9.27		$ 7.50
Number of warrants, Expired | shares	(123,159)	(123,159)	(226,797)	(226,797)	(25,275)	(25,275)
Weighted average exercise price, Expired		$ 9.24		$ 13.43		$ 551.26
Number of warrants, outstanding, ending | shares	1,329,684	1,329,684	1,452,843	1,452,843	2,405,369	2,405,369
Weighted-average exercise price, outstanding, ending		$ 8.93		$ 8.96		$ 9.60
Weighted average exercise price, Issued on conversion of convertible debt				$ 7.50
Number of warrants, issued | shares					1,990,890	1,990,890
Weighted average exercise price, Issued						$ 8.45
Number of warrants, Issued on acquisition of UMG | shares					9,943	9,943
Weighted average exercise price, Issued on acquisition of UMG						$ 174.18
Issued in acquisition of Frankly, Number of warrants | shares					1,055,036	1,055,036
Weighted average exercise price, Issued on acquisition of UMG						$ 9.69
Equity Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning | shares	3,736,296	3,736,296
Weighted-average exercise price, Outstanding, beginning	$ 15.00
Number of warrants, Issued on conversion of convertible debt | shares			1,134,305	1,134,305
Number of warrants, Issued in private placement of convertible debt | shares			224,719	224,719
Weighted average exercise price, Issued in private placement of convertible debt			$ 15.00
Number of warrants, Issued in private placement of units | shares			2,377,272	2,377,272
Weighted average exercise price, Issued in private placement of units			$ 15.00
Number of warrants, outstanding, ending | shares	3,736,296	3,736,296	3,736,296	3,736,296
Weighted-average exercise price, outstanding, ending	$ 15.00		$ 15.00
Weighted average exercise price, Issued on conversion of convertible debt			$ 15.00